Commitments and Contingencies	6 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
20.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

As of December 31, 2024, the Group had no short-term operating lease commitments, nor any leases that had not yet commenced but created significant rights and obligations that are not already included in the right-of-use assets and lease liabilities.

Non-cancellable operating leases

The following table sets forth our contractual obligations of lease management expenses as of December 31, 2024:

Lease management expenses
Within 1 year	44,921
1-2 years	116,046
Total	160,967

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of December 31,2024 and through the issuance date of these unaudited condensed consolidated financial statements.